Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ 2,797,839	$ 2,536,591	$ 2,634,970	$ 2,540,996
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(243,822)	(309,619)	$ (310,644)	$ (220,759)
Net unrealized loss on hedging contracts, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(25,717)	(22,587)
Foreign currency effects from intercompany long-term investment transactions, tax	10,700	9,700
Net unrealized loss on pension, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(23,268)	(2,289)
Foreign currency effects from intercompany long-term investment transactions, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(599)	(561)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ (194,238)	$ (284,182)